Fair Value (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012 D Y	Mar. 31, 2011
Fair Value [Abstract]
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 570	¥ 515
Minimum days upon notification of which the investment in hedge funds can be redeemed	30
Maximum days upon notification of which the investment in hedge funds can be redeemed	90
Estimated period within which underlying investments of private equity funds would be liquidated, year	10
Estimated period within which underlying investments of real estate funds would be liquidated, year	5
Carrying amounts of investments in equity method investees	¥ 1,131	¥ 771